IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2019	Oct. 31, 2018
Disclosure of contractual obligations [line items]
Deposits	$ 464,707	$ 461,015
Personal [member]
Disclosure of contractual obligations [line items]
Deposits	172,836	163,879
Personal [member] | Canada [member]
Disclosure of contractual obligations [line items]
Deposits	161,200	153,200
Personal [member] | Other countries [member]
Disclosure of contractual obligations [line items]
Deposits	11,600	10,700
Business And Government Deposits And Secured Borrowings [member]
Disclosure of contractual obligations [line items]
Deposits	278,800	282,700
Business And Government Deposits And Secured Borrowings [member] | Canada [member]
Disclosure of contractual obligations [line items]
Deposits	208,400	211,900
Business And Government Deposits And Secured Borrowings [member] | Other countries [member]
Disclosure of contractual obligations [line items]
Deposits	70,400	70,800
Bank [member]
Disclosure of contractual obligations [line items]
Deposits	13,062	14,380
Bank [member] | Canada [member]
Disclosure of contractual obligations [line items]
Deposits	5,100	5,900
Bank [member] | Other countries [member]
Disclosure of contractual obligations [line items]
Deposits	$ 8,000	$ 8,500